Rational Equity Armor Fund a series of

Mutual Fund and Variable Insurance Trust

Incorporated herein by reference is the definitive version of the prospectus and summary prospectus for Rational Equity Armor Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 18, 2020 (SEC Accession No. 0001580642-20-004536).